Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 5,880,947	$ 3,559,399
Trade accounts receivable, net	1,705,921	2,013,023
Other receivables	1,041,524	1,866,624
Inventories	1,715,569	1,662,422
Restricted cash	160,859	345,010
Prepaid expenses	444,822	244,315
Total current assets	10,949,642	9,690,793
Long-term assets:
Vessels, net	94,436,772	98,458,447
Advances for vessels under construction	7,615,944	0
Advances for vessel acquisition	2,557,920	0
Restricted cash	4,200,000	2,433,768
Derivative	263,945	0
Total assets	120,024,223	110,583,008
Current liabilities
Long-term bank loans, current portion	14,794,060	20,645,320
Related party loan, current	0	2,500,000
Trade accounts payable	3,004,209	2,854,377
Accrued expenses	2,188,222	1,300,420
Accrued preferred dividends	0	168,676
Derivative	277,061	203,553
Deferred revenues	1,073,379	949,364
Due to related company	248,697	24,072
Total current liabilities	21,585,628	28,645,782
Long-term liabilities
Long-term bank loans, net of current portion	44,439,916	46,220,028
Derivative	0	362,195
Total long-term liabilities	44,439,916	46,582,223
Total liabilities	66,025,544	75,228,005
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,365 and nil issued and outstanding, respectively)	0	8,019,636
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 6,708,946 and 7,244,891 issued and outstanding)	217,347	201,268
Additional paid-in capital	264,515,618	257,467,980
Accumulated deficit	(210,734,286)	(230,333,881)
Total shareholders’ equity	53,998,679	27,335,367
Total liabilities, mezzanine equity and shareholders’ equity	$ 120,024,223	$ 110,583,008